UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-3189

Name of Fund:  Summit Cash Reserves Fund of
               Financial Institutions Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Summit Cash Reserves Fund of Financial Institution Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
   P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments


Summit Cash Reserves Fund


Schedule of Investments as of August 31, 2004                                              (in Thousands)

                                                      Face       Interest       Maturity
Issue                                                Amount       Rate*           Date            Value
Bank Notes - 4.7%

Bank of America, NA                                 $  6,000       1.55+%        1/28/2005      $   6,000

Total Bank Notes (Cost - $6,000)                                                                    6,000


Certificates of Deposit - European - 2.3%

Credit Agricole Indosuez                               2,000       1.27         12/31/2004          1,996

Landesbank Hessen-Thuringen Girozentrale               1,000       1.28          9/13/2004          1,000

Total Certificates of Deposit - European (Cost - $3,000)                                            2,996


Certificates of Deposit - Yankee - 5.5%

BNP Paribas, New York Branch                           2,000       2.06+         3/31/2005          2,000

Canadian Imperial Bank of Commerce, NY                 5,000       1.65+         9/15/2005          5,000

Total Certificates of Deposit - Yankee (Cost - $7,000)                                              7,000


Commercial Paper - 28.5%

Amsterdam Funding Corporation                          2,500       1.53          9/14/2004          2,499

Falcon Asset Securitization                            3,000       1.53          9/16/2004          2,998

HBOS Treasury Services PLC                             1,400       1.50          9/13/2004          1,399

Kitty Hawk Funding Corporation                         1,263       1.52          9/20/2004          1,262

Morgan Stanley                                         1,100       1.643+       10/28/2004          1,100

New Center Asset Trust                                 2,034       1.51          9/17/2004          2,033

                                                       3,185       1.53          9/21/2004          3,182

Old Line Funding, LLC                                  2,400       1.49          9/15/2004          2,399

PB Finance (Delaware), Inc.                            3,000       1.55          9/13/2004          2,998
                                                       3,147       1.55          9/21/2004          3,144

Park Avenue Receivables Corp.                          3,000       1.53          9/13/2004          2,998

Preferred Receivables Funding Corporaton               3,250       1.51          9/10/2004          3,249
                                                       1,000       1.53          9/17/2004            999

Santander Central Hispano Finance (Delaware), Inc.     1,000       1.80         12/16/2004            995

Thunder Bay Funding LLC                                4,380       1.50          9/01/2004          4,380

UBS Finance (Delaware) Inc.                              907       1.52          9/20/2004            906

Total Commercial Paper (Cost - $36,541)                                                            36,541


Funding Agreements - 1.6%

General Electric Capital Corporation                   2,000       1.542+       10/01/2004          2,000

Total Funding Agreements (Cost - $2,000)                                                            2,000


Medium-Term Notes - 10.9%

Dorada Finance Incorporated                            3,500       1.78+         3/15/2005          3,503

General Electric Capital Corporation                   2,000       1.68+         9/16/2005          2,000

Morgan Stanley                                         1,000       1.514+        9/02/2005          1,000
                                                         500       1.64+         9/27/2005            500

Sigma Finance Inc.                                     2,000       1.475+        3/04/2005          2,000
                                                       4,000       1.513+        8/08/2005          3,999

Toyota Motor Credit Corporation                        1,000       1.514+        8/11/2005          1,000

Total Medium-Term Notes (Cost - $14,002)                                                           14,002


Promissory Note - 3.5%

Goldman Sachs Group, Inc.                              4,500       1.614+        9/07/2004          4,500

Total Promissory Note (Cost - $4,500)                                                               4,500


U.S. Government, Agency & Instrumentality Obligations - Discount - 6.3%

Federal Home Loan Mortgage Corporation                   190       1.298        11/04/2004            189
                                                       6,000       1.245         2/08/2005          5,952

Federal National Mortgage Association                  2,000       1.214         2/04/2005          1,984

Total U.S. Government, Agency & Instrumentality
Obligations - Discount (Cost - $8,140)                                                              8,125


U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 37.1%

Federal Farm Credit Banks                              9,000       1.50%+        2/07/2005          8,999
                                                       5,000       1.52+         2/24/2005          5,000
                                                         700       1.53+         2/21/2006            700
                                                         500       1.58+         3/08/2006            500
                                                         500       1.55+         2/20/2008            500

Federal Home Loan Banks                                  500       3.875        12/15/2004            503
                                                       1,225       1.50          5/13/2005          1,221
                                                       2,000       1.50          8/26/2005          1,989

Federal Home Loan Mortgage Corporation                   500       2.41         11/04/2005            501
                                                       2,300       1.66+        11/07/2005          2,300
                                                         750       2.30         11/17/2005            750
                                                        1000       2.35         12/09/2005          1,001

Federal National Mortgage Association                  5,000       1.51+         1/18/2005          4,999
                                                       4,400       1.50+         8/17/2005          4,399
                                                         735       2.06          8/26/2005            735
                                                       1,250       2.11          8/26/2005          1,249
                                                       7,000       1.523+        8/29/2005          6,997
                                                       3,500       1.23+         9/06/2005          3,498
                                                         385       2.32          9/30/2005            385
                                                         450       2.07         10/21/2005            449
                                                         450       2.10         10/21/2005            450
                                                         400       2.375         5/04/2006            399

Total U.S. Government, Agency & Instrumentality
Obligations - Non-Discount (Cost - $47,535)                                                        47,524


U.S. Treasury Notes - 0.2%

U.S. Treasury Notes                                      200       1.50          3/31/2006            198

Total U.S. Treasury Notes (Cost - $198)                                                               198

Total Investments (Cost - $128,916**) - 100.6%                                                    128,886
Liabilities in Excess of Other Assets - (0.6%)                                                      (752)
                                                                                                ---------
Net Assets - 100.0%                                                                             $ 128,134
                                                                                                =========

 * Commercial Paper and certain U.S. Government, Agency & Instrumentality
   Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
   Other securities bear interest at the rates shown, payable at fixed dates through maturity. The interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at August 31, 2004.

** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal tax purposes were as follows:


                                                         (in Thousands)

    Aggregate cost                                         $    128,916
                                                           ============
    Gross unrealized appreciation                          $          3
    Gross unrealized depreciation                                  (33)
                                                           ------------
    Net unrealized depreciation                            $       (30)
                                                           ============

 + Variable rate notes.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Summit Cash Reserves Fund of Financial Institution Series Trust


By: _/s/ Terry K. Glenn________
    Terry K. Glenn,
    President of
    Summit Cash Reserves Fund of Financial Institution Series Trust


Date: October 18, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: _/s/ Terry K. Glenn________
    Terry K. Glenn,
    President of
    Summit Cash Reserves Fund of Financial Institution Series Trust


Date: October 18, 2004


By: _/s/ Donald C. Burke________
    Donald C. Burke,
    Chief Financial Officer of
    Summit Cash Reserves Fund of Financial Institution Series Trust


Date: October 18, 2004